Shareholder Fees (Vanguard Intermediate-Term Investment-Grade Fund Retail)	Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20